MINT
                MUNICIPAL INSURED NATIONAL TRUST

September 29, 1995

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549-1004


Re:Rule 24f-2 Notice for MINT Group 10; Municipal Insured National Trust
   Series 43 File No. 33-66966

Gentlemen:

As Co-Sponsor of MINT Group 10, we are submitting the information required by Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. We also are enclosing the opinion of counsel specified in subsection (b)(1)(v) of said rule. The filing fee indicated below has been, or will be, sent by wire transfer to the SEC's account in payment of the fee prescribed by paragraph (c) of said Rule.

   (i)   Fiscal year for which notice is filed:  Year ended July
          31, 1995

   (ii) Number of securities registered other than pursuant to 24f-2 and remaining unsold at the beginning of the above fiscal year: 0 units

   (iii) Number  of securities registered other than pursuant  to
          Rule 24f-2 during the above fiscal year:     0 Units

   (iv)  Number  of securities sold during the above fiscal year:
          423

   (v)   Number  of securities sold in reliance upon registration
          pursuant  to  Rule 24f-2 during the above fiscal  year:
          450

   (1)   Aggregate  sales price to the public of securities  sold
          in reliance upon registration pursuant to Rule 24f-2:
                                       $382,278.83

   (2)   Less actual aggregate redemption of repurchase price  of
          securities redeemed or repurchased:
                                       $385,679.76

   (3)Plus   actual   aggregate  redemption  or   repurchase   of
          securities  previously applied in filings  pursuant  to
          Section 24(e)(1):                  $0.00
                                       ___________
                                        $-3,400.93

Amount of filing fee computed at one-twentininth of one percent
(1/29th of 1%) of above total:              $00.00

Very truly yours,

J.C. Bradford & Co.,
as Agent



J. Ronald Scott
Partner